Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Current tax expense:
Federal income									$ 2,767	$ 3,804	$ 4,592
State income									541	636	271
Total Current Income Tax Expense									3,308	4,440	4,863
Deferred tax expense (benefit):
Federal income									111	(313)	(501)
State income									8	48	514
Total Deferred Income Tax Expense (Benefit)									119	(265)	13
Total Income Tax Expense	$ 805	$ 688	$ 950	$ 984	$ 939	$ 1,106	$ 1,139	$ 991	$ 3,427	$ 4,175	$ 4,876